Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (5,991,792)	$ (2,871,192)	$ (8,795,419)	$ (10,283,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	413,409	173,200	301,442	58,641
Amortization of convertible notes original issue discount	359,037	24,197	728,278	97,111
Amortization of right-of-use asset	178,344	166,311	338,394	298,208
Change in fair value of derivative liability			(142,319)
Loss on extinguishment of debt			270,594
Fair value of warrants in excess of fair value of debt				93,530
Bad debt expense	74,818		826,207	681,479
Change in OCI		1,662	1,662
Stock issued for services			119,959	5,872,529
Stock issued for make good provisions on debt conversion	2,169,707		700,821
Stock options issued to employees	6,682		538,323
Changes in operating assets and liabilities:
Marketable investment securities				12,530
Accounts receivable, net	(861,552)	(231,385)	173,512	(1,335,714)
Inventory, net	(348,965)	(216,701)	(230,261)	2,396
Prepaid expenses	(173,770)	143,471	145,514	(114,385)
Other current assets	45,737	2,478,953	(45,737)	17,840
Other assets			50,001	(1,905,983)
Accounts payable	390,129	1,149,909	444,961	596,434
Deferred revenue	1,896,218	1,274,900	1,408,786	(1,008,296)
Accrued interest payable	(96,429)	785,306	201,504	615,582
Accrued and other current liabilities	773,570	(99,165)	(634,557)	374,819
Other liabilities		(1,153)	(63,015)	63,015
Lease liability	(189,689)	(162,338)	(334,256)	(269,848)
Net cash used in operating activities	(1,354,546)	2,615,975	(3,995,606)	(6,133,221)
Cash flows from investing activities:
Purchases of property and equipment	(45,966)		(36,339)	(127,413)
Purchase of short-term investments				(2,493,145)
Capitalized software, net	(1,568,778)	(1,433,438)	(1,701,471)
Reduction in long term assets		(75)
Sale of short-term investments			2,478,953
Net cash provided by (used in) investing activities	(1,614,744)	(1,433,513)	741,143	(2,620,558)
Cash flows from financing activities:
Proceeds from PIPE loans, net of discount	2,520,000	4,185,000	8,902,681
Proceeds from loan payable – related party			2,000,000
Proceeds from investment fund (PIPE)			2,112,560
Cash acquired in Merger		103,818	103,818
Costs of Merger paid from PIPE loan		(1,947,787)	(1,947,787)
Debt refinance conversion			192,787
Proceeds from line of credit				1,980,937
Proceeds from notes payable				2,433,059
Proceeds from convertible notes				185,500
Repayments of line of credit		(1,980,937)	(1,980,937)
Repayments of loans assumed in Merger			(100,000)
Repayments of liabilities assumed in Merger		(15,716)
Repayments of notes payable	(4,928)	(4,632)	(9,146)	(107,569)
Repayments of notes payable - related party	(268,500)	(268,500)	(535,000)	(37,000)
Dividends paid				40,150
Net cash provided by financing activities	2,246,572	71,246	8,738,976	4,495,077
Net change in cash , cash equivalents and restricted cash	(722,718)	1,253,708	5,484,513	(4,258,702)
Cash, cash equivalents and restricted cash - beginning of year	10,882,077	5,397,564	5,397,564	9,656,266
Cash and cash equivalents - end of year	10,159,359	6,651,272	10,882,077	5,397,564
Supplemental cash flow information:
Interest	108,993	302,095	923,975	1,115,332
Income taxes
Non-cash investing and financing activities:
PIPE note principal converted to Class A Common Stock	3,213,000		5,832,600
Dividend note principal converted to Class A and Class B Common Stock	3,905,561
Exchange of PIPE Notes and Series A and B Warrants for Series A Convertible Preferred Stock and Warrants for Series A Convertible Preferred Stock	5,651,310
Notes payable assumed in Merger		1,565,000
Accrued liabilities assumed in Merger		310,724
Remeasurement of common stock exchanged/issued in Merger		$ (1,875,724)
Derivative liability related to warrants			142,319
Convertible notes exchanged for PIPE note			2,419,622
Class A Common Stock exchanged in Merger			3,854,573
Class A Common Stock issued in Merger			1,154
Class B Common Stock issued in Merger			172
Termination of loan payable			1,875,000
Conversion of dividend note payable and accrued interest				3,925,273
Conversion of note payable to line of credit				257,113
Warehouse lease				$ 537,994